Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000256497 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A* (with sales charge)
Average Annual Return, Percent	[1]	(5.83%)	15.64%	11.73%
C000256499 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C* (with contingent deferred sales charge)
Average Annual Return, Percent	[2]	(1.75%)	16.17%	11.61%
C000256495 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent	[3]	(0.49%)	16.56%	12.00%
C000256496 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[4]	0.27%	17.43%	12.83%
C000256498 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent	[5]	0.15%	17.30%	12.71%
C000256539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		5.85%	4.46%	2.46%
C000256540 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		5.51%	4.13%	2.16%
C000256541 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		6.09%	4.70%	2.71%
C000256538 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		6.00%	4.62%	2.62%
Without Sales Load [Member] | C000256497 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A* (without sales charge)
Average Annual Return, Percent	[1]	(0.08%)	17.01%	12.39%
Without Sales Load [Member] | C000256499 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C* (without contingent deferred sales charge)
Average Annual Return, Percent	[2]	(0.82%)	16.17%	11.61%
S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
Bloomberg U S Aggregate Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
ICE Bank of America BofA U S 3 Month Treasury Bill Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return, Percent		4.97%	2.56%	1.87%
Russell 1000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Total Return Index
Average Annual Return, Percent		7.76%	20.09%	15.12%

[1]	Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class A shares of Victory Pioneer Fundamental Growth Fund is the performance of Class A shares of the Predecessor Fund, and has been restated to reflect differences in any applicable sales charges, but not differences in expenses.
[2]	Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class C shares of Victory Pioneer Fundamental Growth Fund is the performance of Class C shares of the Predecessor Fund, and has been restated to reflect differences in any applicable sales charges, but not differences in expenses.
[3]	Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class R shares of Victory Pioneer Fundamental Growth Fund is the performance of Class R shares of the Predecessor Fund, and has not been restated to reflect differences in expenses.
[4]	Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class R6 shares of Victory Pioneer Fundamental Growth Fund is the performance of Class K shares of the Predecessor Fund, and has not been restated to reflect differences in expenses.
[5]	Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class Y shares of Victory Pioneer Fundamental Growth Fund is the performance of Class Y shares of the Predecessor Fund, and has not been restated to reflect differences in expenses.